Fair value measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Foreign currency forwards	$ 936	$ 1,604
Total assets at fair value	33,499	66,108
Liabilities
Accrued earnout liability	(811)	(2,924)
Foreign currency forwards	(427)	(68)
Total liabilities at fair value	(1,238)	(2,992)
Money market funds
Assets
Cash equivalents	31,647	41,830
Time deposits
Assets
Cash equivalents	916	22,674
Level 1
Assets
Foreign currency forwards	0	0
Total assets at fair value	32,563	64,504
Liabilities
Accrued earnout liability	0	0
Foreign currency forwards	0	0
Total liabilities at fair value	0	0
Level 1 | Money market funds
Assets
Cash equivalents	31,647	41,830
Level 1 | Time deposits
Assets
Cash equivalents	916	22,674
Level 2
Assets
Foreign currency forwards	936	1,604
Total assets at fair value	936	1,604
Liabilities
Accrued earnout liability	0	0
Foreign currency forwards	(427)	(68)
Total liabilities at fair value	(427)	(68)
Level 2 | Money market funds
Assets
Cash equivalents	0	0
Level 2 | Time deposits
Assets
Cash equivalents	0	0
Level 3
Assets
Foreign currency forwards	0	0
Total assets at fair value	0	0
Liabilities
Accrued earnout liability	(811)	(2,924)
Foreign currency forwards	0	0
Total liabilities at fair value	(811)	(2,924)
Level 3 | Money market funds
Assets
Cash equivalents	0	0
Level 3 | Time deposits
Assets
Cash equivalents	$ 0	$ 0